Goodwill and Other Acquired Intangible Assets - Schedule of Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Balance at beginning of the period		$ 726,856	$ 724,603
Goodwill adjustments during the year			2,253
Goodwill acquired during the year (preliminary allocation)		462,046
Balance at end of the period	$ 1,188,902	1,188,902	726,856
Operating Segments | IBERIABANK
Goodwill
Balance at beginning of the period		698,513	696,260
Goodwill adjustments during the year			2,253
Goodwill acquired during the year (preliminary allocation)		462,046
Balance at end of the period	1,160,559	1,160,559	698,513
Operating Segments | Mortgage
Goodwill
Balance at beginning of the period		23,178	23,178
Goodwill adjustments during the year			0
Goodwill acquired during the year (preliminary allocation)		0
Balance at end of the period	23,178	23,178	23,178
Operating Segments | LTC
Goodwill
Balance at beginning of the period		5,165	5,165
Goodwill adjustments during the year			0
Goodwill acquired during the year (preliminary allocation)		0
Balance at end of the period	5,165	5,165	$ 5,165
Sabadell United
Goodwill
Balance at beginning of the period	431,800
Goodwill acquired during the year (preliminary allocation)	30,200	462,000
Balance at end of the period	$ 462,000	$ 462,000